Operating Expenses and Commissions - Schedule of Operating Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Employee expenses	$ 6,144	$ 5,107
Premises and equipment	216	216
Capital asset depreciation	249	241
Service fees	1,220	1,152
Amortization and impairment of intangible assets and goodwill	349	475
Other expenses	2,610	1,882
Total operating expenses incurred (insurance and non-insurance)	10,788	9,073
Total commissions incurred (insurance and non-insurance)	3,032	2,792
Total operating expenses and commissions incurred (insurance and non-insurance)	13,820	11,865
Less: Amounts deferred as insurance acquisition cash flows for insurance contracts	2,034	1,497
Amounts included in insurance service expenses (Note 10)	3,176	2,946
Investment components for insurance contracts excluded from expenses	615	330
Operating expenses and commissions	7,995	7,092
Employee Expenses [Abstract]
Salaries, bonus, employee benefits	5,605	4,846
Share-based payments	491	227
Other personnel costs	48	34
Total employee expenses	6,144	5,107
Insurance
Operating expenses:
Total commissions incurred (insurance and non-insurance)	2,084	1,802
Less: Amounts deferred as insurance acquisition cash flows for insurance contracts	2,061	1,552
Amounts included in insurance service expenses (Note 10)	17,276	15,349
Investment components for insurance contracts excluded from expenses	0	0
Non-insurance
Operating expenses:
Total commissions incurred (insurance and non-insurance)	$ 948	$ 990